Patents (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Gross Carrying Amount	$ 11,893,745	$ 11,893,745
Accumulated Amortization	(3,601,569)	(3,223,824)
Net Carrying Amount	$ 8,292,176	$ 8,669,921
Patents [Member]
Weighted Average Useful Life	6 years 7 months 24 days	6 years 10 months 24 days
Gross Carrying Amount	$ 11,893,745	$ 11,893,745
Accumulated Amortization	(3,601,569)	(3,223,824)
Net Carrying Amount	$ 8,292,176	$ 8,669,921